Greenspring Income Opportunities Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS - 88.9%
COMMUNICATION SERVICES - 8.3%
Cable & Satelite - 2.4%
CCO Holdings LLC
4.000%, 03/01/23 (b)	$350,000	$347,956
5.500%, 05/01/26 (b)	350,000	342,120
5.125%, 05/01/27 (b)	304,000	287,885
Viasat, Inc.
5.625%, 09/15/25 (b)	535,000	433,440
Videotron Ltd.
5.375%, 06/15/24 (b)	500,000	496,962
		1,908,363

Internet Media & Services - 1.5%
Uber Technologies, Inc.
7.500%, 05/15/25 (b)	997,000	989,906
8.000%, 11/01/26 (b)	232,000	231,489
		1,221,395
Media & Entertainment - 3.6%
Cinemark USA, Inc.
8.750%, 05/01/25 (b)	735,000	743,453
iHeartCommunications, Inc.
8.375%, 05/01/27	350,000	278,887
Nexstar Media, Inc.
5.625%, 07/15/27 (b)	920,000	841,432
Nielsen Co. Luxembourg
5.000%, 02/01/25 (b)	750,000	734,156
TEGNA, Inc.
4.625%, 03/15/2028	300,000	281,323
		2,879,251
Telecommunication Services - 0.8%
Level 3 Financing, Inc.
5.375%, 05/01/2025	219,000	212,544
4.625%, 09/15/27 (b)	540,000	461,924
		674,468
TOTAL COMMUNICATION SERVICES (Cost $7,139,925)		6,683,477

CONSUMER DESCRETIONARY - 21.8%
Apparel & Textiles - 0.9%
Hanesbrands, Inc.
4.625%, 05/15/24 (b)	693,000	679,629
Auto Components - 1.7%
Dana Financing Luxembourg
5.750%, 04/15/25 (b)	575,000	550,024
Dana, Inc.
5.625%, 06/15/28	100,000	86,256
The Goodyear Tire & Rubber Co.
9.500%, 05/31/25	725,000	751,228
		1,387,508
Automobiles - 1.4%
Jaguar Land Rover Automotive PLC
5.625%, 02/01/23 (b)	1,200,000	1,165,614
Automobile Wholesalers - 1.8%
IAA, Inc.
5.500%, 06/15/27 (b)	647,000	603,528
KAR Auction Services, Inc.
5.125%, 06/01/25 (b)	850,000	810,012
		1,413,540
Casinos & Gaming - 3.4%
Boyd Gaming Corp.
4.750%, 12/01/27	675,000	612,292
Caesars Entertainment, Inc.
6.250%, 07/01/25 (b)	730,000	705,994
MGM Resorts International
6.000%, 03/15/23	250,000	249,866
6.750%, 05/01/25	395,000	388,218
Scientific Games International, Inc.
8.625%, 07/01/25 (b)	755,000	775,068
		2,731,438
Diversified Consumer Services - 0.4%
Graham Holdings Co.
5.750%, 06/01/26 (b)	290,000	287,812
Homebuilding - 1.1%
Beazer Homes USA, Inc.
6.750%, 03/15/2025	250,000	231,473
Century Communities, Inc.
6.750%, 06/01/2027	685,000	658,196
		889,669
Restaurants - 2.1%
Brinker International, Inc.
3.875%, 05/15/2023	55,000	54,242
Dave & Buster's, Inc.
7.625%, 11/01/25 (b)	1,110,000	1,097,429
New Red Finance, Inc. (Restaurant Brands International)
5.750%, 04/15/25 (b)	500,000	503,750
		1,655,421
Retail - 3.5%
Academy Ltd.
6.000%, 11/15/27 (b)	590,000	540,113
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125%, 04/01/26 (b)	1,157,000	1,069,993
Sally Holdings LLC
5.625%, 12/01/25	795,000	747,769
Signet UK Finance
4.700%, 06/15/24	500,000	485,458
		2,843,333
Leisure - 3.2%
Cedar Fair LP
5.500%, 05/01/25 (b)	333,000	323,829
5.375%, 04/15/27	350,000	332,167
6.500%, 10/01/28	225,000	213,882
Six Flags Entertainment Corp.
4.875%, 07/31/24 (b)	980,000	933,190
Vail Resorts, Inc.
6.250%, 05/15/25 (b)	730,000	730,343
		2,533,411
Lodging - 2.3%
Hilton Domestic Operating Co, Inc.
5.375%, 05/01/25 (b)	125,000	122,813
Hilton Worldwide Finance LLC
4.875%, 04/01/27	125,000	117,923
Marriott Ownership Resorts, Inc.
6.125%, 09/15/25 (b)	1,091,000	1,081,475
4.750%, 01/15/28	137,000	119,027
Travel + Leisure Co.
5.650%, 04/01/24	451,000	443,924
		1,885,162
CONSUMER DESCRETIONARY TOTAL (Cost $18,280,346)		17,472,537

CONSUMER STAPLES - 5.2%
Food & Beverage - 0.6%
Darling Ingredients, Inc.
5.250%, 04/15/27 (b)	518,000	501,908
Food & Staples Retailing - 2.5%
Albertsons Cos., Inc.
7.500%, 03/15/26 (b)	250,000	249,124
5.875%, 02/15/28 (b)	533,000	499,096
The Fresh Market, Inc.
9.750%, 05/01/23 (b)	297,000	297,000
US Foods, Inc.
6.250%, 04/15/25 (b)	985,000	984,690
		2,029,910
Household & Personal Products - 2.1%
Coty, Inc.
5.000%, 04/15/26 (b)	950,000	872,105
Spectrum Brands, Inc.
5.750%, 07/15/25	421,000	416,393
5.000%, 10/01/29 (b)	450,000	389,754
		1,678,252
TOTAL CONSUMER STAPLES (Cost $4,441,907)		4,210,070

ENERGY - 7.1%
Energy and Equipment Services - 0.8%
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/23 (b)	671,000	660,019
Energy Midstream - 2.2%
Antero Midstream Partners LP
7.875%, 05/15/26 (b)	925,000	925,643
New Fortress Energy, Inc.
6.750%, 09/15/25 (b)	850,000	805,592
		1,731,235
Exploration and Discovery - 4.1%
Callon Petroleum Co.
9.000%, 04/01/25 (b)	870,000	922,744
Carrizo Oil & Gas, Inc.
8.250%, 07/15/25	199,000	194,367
Chesapeake Energy Corp.
5.500%, 02/01/26 (b)	644,000	614,505
PDC Energy, Inc.
6.125%, 09/15/24	840,000	835,800
5.750%, 05/15/26	263,000	245,825
Range Resources Corp.
5.000%, 03/15/23	300,000	298,248
SM Energy Co.
5.625%, 06/01/25	211,000	199,671
		3,311,160
ENERGY TOTAL (Cost $5,837,426)		5,702,414

FINANCIALS - 1.5%
Consumer Finance - 0.7%
Credit Acceptance Corp.
5.125%, 12/31/24 (b)	425,000	401,243
6.625%, 03/15/26	153,000	143,532
		544,775
Insurance - 0.8%
Genworth Holdings, Inc.
4.800%, 02/15/24	635,000	629,241
FINANCIALS TOTAL (Cost $1,232,292)		1,174,016

HEALTHCARE - 7.3%
Healthcare Equipment & Supplies - 0.5%
Teleflex, Inc.
4.625%, 11/15/27	450,000	415,867
Healthcare Providers & Services - 3.9%
Acadia Healthcare Co., Inc.
5.500%, 07/01/228 (b)	610,000	570,856
Adapthealth LLC
6.125%, 08/01/28 (b)	715,000	633,426
Encompass Health Corp.
5.750%, 09/15/25	500,000	491,673
Select Medical Corp.
6.250%, 08/15/26 (b)	850,000	795,158
Tenet Healthcare Corp.
4.875%, 01/01/26 (b)	680,000	627,956
		3,119,069
Healthcare Technology - 1.4%
Change Healthcare Holdings LLC
5.750%, 03/01/25 (b)	1,118,000	1,090,922
Life Sciences Tools and Services - 1.1%
Avantor Funding, Inc.
4.625%, 07/15/28 (b)	250,000	229,832
IQVIA, Inc.
5.000%, 10/15/26 (b)	645,000	615,975
		845,807
Pharmaceuticals - 0.4%
Elanco Animal Health, Inc.
5.772%, 08/28/23	350,000	353,454
HEALTHCARE TOTAL (Cost $6,222,012)		5,825,119

INDUSTRIALS - 19.4%
Aerospace & Defense - 1.2%
Maxar Technologies, Inc.
7.750%, 06/15/27 (b)	100,000	99,156
TransDigm, Inc.
8.000%, 12/15/25 (b)	250,000	253,299
6.250%, 03/15/26 (b)	497,000	480,614
6.375%, 06/15/26	158,000	148,046
		981,115
Building Products - 2.3%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (b)	495,000	457,137
Griffon Corp.
5.750%, 03/01/28	655,000	596,417
JELD-WEN, Inc.
6.250%, 05/15/25 (b)	375,000	360,679
4.625%, 12/15/25 (b)	500,000	425,645
		1,839,878
Commercial Services and Supplies - 5.3%
Aramark Services, Inc.
6.375%, 05/01/25 (b)	962,000	943,169
Matthews International Corp.
5.250%, 12/01/25 (b)	1,165,000	1,077,701
Prime Security Services LLC (ADT)
5.250%, 04/15/24 (b)	1,115,000	1,091,931
Stericycle, Inc.
5.375%, 07/15/24 (b)	1,125,000	1,088,179
		4,200,980
Diversified Manufacturing - 0.6%
FXI Holdings, Inc.
7.875%, 11/01/24 (b)	590,000	512,919
Engineering and Construction - 1.6%
Picasso Finance Sub, Inc. (Willscot Mobile Mini)
6.125%, 06/15/25 (b)	930,000	908,173
Pike Corp.
5.500%, 09/01/28 (b)	500,000	406,640
		1,314,813
Electrical Equipment & Instruments - 1.0%
EnerSys
5.000%, 04/30/23 (b)	825,000	818,928
Environmental Services - 1.4%
Clean Harbors, Inc.
4.875%, 07/15/27 (b)	400,000	366,712
GFL Environmental, Inc.
4.250%, 06/01/25 (b)	530,000	501,043
5.125%, 12/15/25 (b)	270,000	258,660
		1,126,415
Machinery - 2.2%
EnPro Industries, Inc.
5.750%, 10/15/26	750,000	725,149
Stevens Holding Co, Inc.
6.125%, 10/01/26 (b)	850,000	819,668
Welbilt, Inc.
9.500%, 02/15/24	250,000	249,724
		1,794,541
Trading Companies & Distribution - 2.6%
Herc Holdings, Inc.
5.500%, 07/15/27 (b)	750,000	686,093
Univar Solutions USA, Inc.
5.125%, 12/01/27 (b)	530,000	494,281
WESCO Distribution, Inc.
7.125%, 06/15/25 (b)	393,000	392,951
7.250%, 06/15/28 (b)	475,000	470,924
		2,044,249
Logistics - 1.2%
XPO Logistics, Inc.
6.250%, 05/01/25 (b)	1,000,000	994,180
INDUSTRIALS TOTAL (Cost $16,510,298)		15,628,018

INFORMATION TECHNOLOGY - 3.5%
Software & Services - 3.4%
ACI WORLDWIDE, Inc.
5.750%, 08/15/26 (b)	990,000	957,285
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 (b)	915,000	788,506
NortonLifeLock, Inc.
5.000%, 04/15/25 (b)	965,000	942,723
		2,688,514
Technology & Hardware - 0.1%
CDW LLC / CDW Finance Corp.
4.250%, 04/01/28	125,000	113,231
INFORMATION TECHNOLOGY TOTAL (Cost $2,956,924)		2,801,745

MATERIALS - 9.0%
Chemicals - 2.2%
Avient Corp.
5.750%, 05/15/25 (b)	662,000	635,612
Axalta Coating Systems LLC
4.750%, 06/15/27 (b)	750,000	674,944
HB Fuller Co.
4.250%, 10/15/28	260,000	218,603
Scotts Miracle-Gro Co.
5.250%, 12/15/26	250,000	232,040
		1,761,199
Metals and Mining - 5.1%
Arconic Corp.
6.000%, 05/15/25 (b)	1,034,000	1,011,049
Cleveland-Cliffs, Inc.
6.750%, 03/15/26 (b)	451,000	448,544
5.875%, 06/01/27	100,000	93,426
Compass Minerals International, Inc.
4.875%, 07/15/24 (b)	880,000	817,689
First Quantum Minerals Ltd.
6.500%, 03/01/24 (b)	1,114,000	1,072,033
7.500%, 04/01/25 (b)	680,000	644,264
		4,087,005
Packaging and Containers -1.7%
Berry Global, Inc.
4.500%, 02/15/26 (b)	440,000	409,856
4.875%, 07/15/26 (b)	295,000	282,097
Crown Americas LLC
4.750%, 02/01/26	250,000	238,379
Graphic Packaging International LLC
4.875%, 11/15/22	200,000	200,583
Pactiv Evergreen Group
4.000%, 10/15/27 (b)	250,000	214,257
		1,345,172
MATERIALS TOTAL (Cost $7,615,032)		7,193,376

REAL ESTATE - 3.2%
Real Estate Investment Trusts - 3.2%
Iron Mountain, Inc.
4.875%, 09/15/27 (b)	318,000	288,226
iStar, Inc.
4.750%, 10/01/24	670,000	631,828
5.500%, 02/15/26	775,000	727,685
MPT Operating Partnership LP
5.250%, 08/01/26	551,000	521,367
Starwood Property Trust, Inc.
5.500%, 11/01/23 (b)	375,000	371,469
TOTAL REAL ESTATE (Cost $2,704,707)		2,540,575

UTILITIES - 2.6%
Utilities - 2.6%
NextEra Energy Operating Partners LP
4.250%, 07/15/24 (b)	695,000	666,019
NRG Energy, Inc.
6.625%, 01/15/27	715,000	701,480
Vistra Operations Co LLC
5.500%, 09/01/26 (b)	256,000	242,214
5.625%, 02/15/27 (b)	500,000	471,155
TOTAL UTILITES (Cost $2,150,672)		2,080,868
TOTAL CORPORATE BONDS (Cost $75,091,542)		71,312,215

CONVERTIBLE BONDS - 2.6%
Financials - 0.2%
Hope Bancorp, Inc.
2.000%, 05/15/2038	187,000	182,905
Health Care - 0.5%
Haemonetics Corp.
0.000%, 03/01/2026	500,000	393,762
Real Estate - 1.9%
Blackstone Mortgage Trust, Inc.
4.750%, 03/15/2023	625,000	625,812
DigitalBridge Group, Inc.
5.000%, 04/15/2023	875,000	862,975
		1,488,787
TOTAL CONVERTIBLE BONDS (Cost $2,069,861)		2,065,454

	Shares
SHORT-TERM INVESTMENTS - 7.9%
MONEY MARKET FUDS - 7.9%
First American Treasury Obligations Fund, 1.32% (a)	3,514,008	3,514,008
Invesco Treasury Portfolio, 1.36% (a)	2,852,720	2,852,720
TOTAL SHORT-TERM INVESTMENTS (Cost $6,366,728)		6,366,728
TOTAL INVESTMENTS (Cost $83,528,131) - 99.4%		79,744,397
Other Assets in Excess of Liabilities - 0.6%		450,663
TOTAL NET ASSETS - 100.0%		$80,195,060

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	The rate shown represents the fund's 7-day yield as of June 30, 2022.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2022, the market value of these securities total $55,425,513 which represents 69.1% of total net assets.

Summary of Fair Value Measurements at June 30, 2022 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	-	71,312,215	-	71,312,215
Convertible Bonds	-	2,065,454	-	2,065,454
Short-Term Investments	6,366,728	-	-	6,366,728
Total Investments in Securities	$6,366,728	$73,377,669	$-	$79,744,397

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.